Taxation (Details 2) (CNY)	27 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 Overseas Entities	Dec. 31, 2011 Overseas Entities	Dec. 31, 2010 Overseas Entities	Dec. 31, 2012 PRC Entities	Dec. 31, 2011 PRC Entities	Dec. 31, 2010 PRC Entities
Components of income taxes, Overseas Entities
Current income tax expense		21,940,668	8,905,442	23,177,519
Deferred income tax (credit) / expense		(4,623,738)	(12,408,199)	(6,335,583)
Foreign witholding tax expense overseas entities		5,520,677	11,297,575	14,055,414
PRC withholding tax on undistributed earnings	0	19,645,562	76,380,924
Income tax expense		42,483,169	84,175,742	30,897,350
Components of income taxes, PRC Entities
Current income tax expense					95,772,411	68,669,388	38,222,762
Deferred income tax (credit) / expense					(26,504,171)	(164,833)	7,551,446
Foreign withholding tax, PRC entities					4,367,956	9,024,158	12,324,774
Income tax expense					73,636,196	77,528,713	58,098,982